Stock-Based Compensation - Schedule of Grant-date Fair Value of Stock Options Issued, Presented on a Weighted Average Basis (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	4.00%	2.50%
Expected term	6 years	5 years 10 months 24 days
Expected volatility	87.50%	81.20%
Expected dividend yield	0.00%	0.00%